Change in accounting policy and restatement of comparative figures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restatement of Comparative Figures [Line Items]
Cost of revenue	$ (91,469)	$ (67,804)	$ (51,521)
Gross profit	130,413	110,130	107,845
Fulfillment expense	(98,846)	(89,321)	(82,220)
General and administrative expense	$ (125,849)	(141,720)	(130,791)
Trade notes and accounts receivable		18,033
Less: Allowance for impairment of trade notes and accounts receivable		(6,039)
As previously reported
Restatement of Comparative Figures [Line Items]
Cost of revenue		(67,385)	(53,397)
Gross profit		110,549	105,969
Fulfillment expense		(88,695)	(79,114)
General and administrative expense		(142,765)	(132,021)
Trade notes and accounts receivable		20,974
Less: Allowance for impairment of trade notes and accounts receivable		(8,980)
Change in accounting policy
Restatement of Comparative Figures [Line Items]
Cost of revenue		2,646	2,408
Gross profit		2,646	2,408
Fulfillment expense		(3,691)	(3,638)
General and administrative expense		1,045	1,230
Restatements
Restatement of Comparative Figures [Line Items]
Cost of revenue		(3,065)	(532)
Gross profit		(3,065)	(532)
Fulfillment expense		3,065	532
General and administrative expense		0	$ 0
Difference
Restatement of Comparative Figures [Line Items]
Trade notes and accounts receivable		(2,941)
Less: Allowance for impairment of trade notes and accounts receivable		$ 2,941